Income Taxes (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2017	Jun. 30, 2016
Income Taxes {3}
Schedule of Deferred Tax Assets and Liabilities
Deferred Tax Assets	September 30, 2017	June 30, 2017
Net Operating Losses	$4,700,000	$4,482,000
Less: Valuation Allowance	$(4,700,000)	$(4,482,000)
Deferred Tax Assets - Net	—	—

	2017	2016
U.S federal statutory rate	(34%)	(34%)
State income tax, net of federal benefit	(0.0%)	(0.0%)
Increase in valuation allowance	34%	34%
Income tax provision (benefit)	0.0%	0.0%

Schedule of reconciliation of income tax benefit
	Three Months Ended
	September 30, 2017	September 30, 2016
U.S federal statutory rate	(34%)	(34%)
State income tax, net of federal benefit	(0.0%)	(0.0%)
Increase in valuation allowance	34%	34%
Income tax provision (benefit)	0.0%	0.0%

Net Operating Losses	$ 4,482,000	$ 2,227,000
Less: Valuation Allowance	$(4,482,000)	$(2,227,000)
Deferred Tax Assets – Net	—	—